Expense Example {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2025 Fund - Fidelity Freedom 2025 Fund - Class K	May 29, 2021 USD ($)
Expense Example:
1 year	$ 56
3 years	173
5 years	298
10 years	$ 645